STOCKHOLDERS’ DEFICIT (Details Narrative) - shares		12 Months Ended
	Jun. 15, 2023	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Number of shares restricted cancellation	800,000
Common stock, shares issued		151,096,262	151,096,262
Common stock, shares outstanding		151,096,262	151,096,262
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock vote		one thousand (1,000) votes
Preferred stock, shares issued		5,898,256	5,898,256
Preferred stock, shares outstanding		5,898,256	5,898,256
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		9,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock vote		one hundred (100) votes
Preferred stock, shares issued		1,000,000	1,000,000
Preferred stock, shares outstanding		1,000,000	1,000,000